CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total		Combined share capital	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income		Brookfield Infrastructure Partners L.P	Non-controlling interests
Beginning balance at Dec. 31, 2019		$ 3,277		$ 431	$ 0	$ 585	$ 115	$ 523	[1]	$ 1,654	$ 1,623
Net income (loss)		(232)	[2]			(552)				(552)	320
Other comprehensive loss		(341)						16	[1]	16	(357)
Comprehensive income (loss)		(573)				(552)		16	[1]	(536)	(37)
Distributions to non-controlling interests		(33)		(33)						(33)
Distributions to non-controlling interests		(436)									(436)
Reorganization	[3]	(2,860)		(398)			(2,462)
Share issuance		53								53
Ending balance at Dec. 31, 2020		(572)		$ 0	53	33	(2,347)	539	[1],[4]	(1,722)	1,150
Net income (loss)		27	[2]			(368)				(368)	395
Other comprehensive loss		(86)						(5)	[4]	(5)	(81)
Comprehensive income (loss)		(59)				(368)		(5)	[4]	(373)	314
Distributions to non-controlling interests		(425)									(425)
Acquisition of non controlling interests	[5]	(281)									(281)
Other items	[5],[6]	(87)				142	(32)	(142)	[4]	(32)	(55)
Ending balance at Dec. 31, 2021		(1,424)			53	(193)	(2,379)	392	[7]	(2,127)	703
Net income (loss)		1,619	[2]			1,094				1,094	525
Other comprehensive loss		(108)						(86)	[7]	(86)	(22)
Comprehensive income (loss)		1,511				1,094		(86)	[7]	1,008	503
Distributions to non-controlling interests		(448)									(448)
Ending balance at Dec. 31, 2022		$ (361)			$ 53	$ 901	$ (2,379)	$ 306	[7]	$ (1,119)	$ 758

[1]	Refer to Note 21 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]	Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Basis of Presentation and Significant Accounting Policies, for further details.
[3]	Refer to Note 3(b), Basis of Presentation and Significant Accounting Policies for further details.
[4]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[5]	Refer to Note 5, Acquisition of Businesses for further details.
[6]	Refer to Note 4, Disposition of Businesses for further details
[7]	Refer to Note 21, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.